SCHEDULE OF BASIC AND DILUTED LOSS PER SHARE (Details) - USD ($)	9 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Earnings Per Share [Abstract]
Net loss attributable to the ordinary shareholders, basic	$ (6,285,542)	$ (282,028)
Net loss attributable to the ordinary shareholders, diluted	$ (6,285,542)	$ (282,028)
Weighted average Class A ordinary shares outstanding, basic	13,221,293	8,388,202	8,689,741	7,711,111	7,711,111
Weighted average Class A ordinary shares outstanding, diluted	13,221,293	8,388,202	8,689,741	7,711,111	7,711,111
Loss per share - Basic	$ (0.48)	$ (0.03)
Loss per share - Diluted	$ (0.48)	$ (0.03)